Investment Portfolioas of December 31, 2023 (Unaudited)
DWS Capital Growth Fund
	Shares	Value ($)

Common Stocks 98.3%
Communication Services 11.4%
Entertainment 3.1%
Live Nation Entertainment, Inc.*	136,101	12,739,054
Netflix, Inc.*	48,619	23,671,619
ROBLOX Corp. "A"*	216,560	9,901,123
Spotify Technology SA*	73,816	13,870,764
		60,182,560
Interactive Media & Services 7.3%
Alphabet, Inc. "A"*	346,743	48,436,530
Alphabet, Inc. "C"*	316,035	44,538,813
Meta Platforms, Inc. "A"*	135,919	48,109,889
		141,085,232
Wireless Telecommunication Services 1.0%
T-Mobile U.S., Inc.	115,009	18,439,393
Consumer Discretionary 8.9%
Broadline Retail 4.5%
Amazon.com, Inc.*	573,494	87,136,678
Hotels, Restaurants & Leisure 0.9%
DraftKings, Inc. "A"*	184,856	6,516,174
Planet Fitness, Inc. "A"*	143,807	10,497,911
		17,014,085
Specialty Retail 1.7%
Burlington Stores, Inc.*	42,672	8,298,850
Home Depot, Inc.	73,649	25,523,061
		33,821,911
Textiles, Apparel & Luxury Goods 1.8%
Lululemon Athletica, Inc.*	39,968	20,435,239
NIKE, Inc. "B"	127,940	13,890,446
		34,325,685
Consumer Staples 3.7%
Beverages 0.9%
Constellation Brands, Inc. "A"	68,851	16,644,729
Consumer Staples Distribution & Retail 1.7%
Costco Wholesale Corp.	48,802	32,213,224
Personal Care Products 1.1%
Estee Lauder Companies, Inc. "A"	85,848	12,555,270
Kenvue, Inc.	458,000	9,860,740
		22,416,010

Financials 11.0%
Capital Markets 1.6%
Intercontinental Exchange, Inc.	250,582	32,182,246
Consumer Finance 0.5%
American Express Co.	51,858	9,715,078
Financial Services 5.3%
Global Payments, Inc.	76,552	9,722,104
Mastercard, Inc. "A"	113,611	48,456,228
Visa, Inc. "A"	167,692	43,658,612
		101,836,944
Insurance 3.6%
Progressive Corp.	432,040	68,815,331
Health Care 13.9%
Biotechnology 0.5%
Exact Sciences Corp.*	119,378	8,831,584
Health Care Equipment & Supplies 6.8%
Becton Dickinson & Co.	54,645	13,324,090
Boston Scientific Corp.*	346,416	20,026,309
Dexcom, Inc.*	305,426	37,900,312
Hologic, Inc.*	215,653	15,408,407
Intuitive Surgical, Inc.*	46,143	15,566,802
Stryker Corp.	76,388	22,875,151
The Cooper Companies, Inc.	18,533	7,013,629
		132,114,700
Health Care Providers & Services 1.9%
agilon health, Inc.*	556,037	6,978,265
UnitedHealth Group, Inc.	56,509	29,750,293
		36,728,558
Life Sciences Tools & Services 3.5%
Danaher Corp.	82,885	19,174,616
Thermo Fisher Scientific, Inc.	90,663	48,123,014
		67,297,630
Pharmaceuticals 1.2%
Zoetis, Inc.	115,163	22,729,721
Industrials 5.7%
Aerospace & Defense 0.6%
TransDigm Group, Inc.	10,523	10,645,067
Building Products 0.6%
Trex Co., Inc.*	143,126	11,849,402
Construction & Engineering 0.4%
Quanta Services, Inc.	32,466	7,006,163
Electrical Equipment 1.3%
AMETEK, Inc.	153,211	25,262,962
Ground Transportation 1.1%
Uber Technologies, Inc.*	356,265	21,935,236

Machinery 0.5%
Deere & Co.	24,331	9,729,237
Professional Services 1.2%
TransUnion	131,730	9,051,168
Verisk Analytics, Inc.	57,306	13,688,111
		22,739,279
Information Technology 41.1%
IT Services 0.3%
Cloudflare, Inc. "A"*	80,885	6,734,485
Semiconductors & Semiconductor Equipment 7.9%
Advanced Micro Devices, Inc.*	106,227	15,658,922
Analog Devices, Inc.	50,493	10,025,890
Applied Materials, Inc.	120,652	19,554,069
MKS Instruments, Inc.	66,418	6,832,420
NVIDIA Corp.	202,281	100,173,597
		152,244,898
Software 23.6%
Adobe, Inc.*	51,049	30,455,834
Aspen Technology, Inc.*	42,292	9,310,584
Atlassian Corp. "A"*	31,948	7,599,151
Box, Inc. "A"*	410,593	10,515,287
Dynatrace, Inc.*	267,671	14,638,927
Five9, Inc.*	146,538	11,531,075
Guidewire Software, Inc.*	94,935	10,351,712
Intuit, Inc.	46,310	28,945,139
Microsoft Corp.	552,547	207,779,774
Roper Technologies, Inc.	25,128	13,699,032
Salesforce, Inc.*	92,578	24,360,975
ServiceNow, Inc.*	42,492	30,020,173
Synopsys, Inc.*	83,616	43,054,715
Teradata Corp.*	101,432	4,413,306
Workiva, Inc.*	82,396	8,365,666
		455,041,350
Technology Hardware, Storage & Peripherals 9.3%
Apple, Inc.	929,179	178,894,833
Materials 0.7%
Construction Materials 0.7%
Vulcan Materials Co.	58,214	13,215,160
Real Estate 1.9%
Industrial REITs 0.8%
Prologis, Inc.	116,946	15,588,902
Real Estate Management & Development 0.5%
CoStar Group, Inc.*	110,542	9,660,265
Specialized REITs 0.6%
Equinix, Inc.	12,927	10,411,277
Total Common Stocks (Cost $698,153,442)		1,894,489,815

Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 5.38% (a) (Cost $34,316,936)	34,316,936	34,316,936

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $732,470,378)	100.1	1,928,806,751
Other Assets and Liabilities, Net	(0.1)	(1,082,636)
Net Assets	100.0	1,927,724,115
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2023 are as follows:
Value ($) at 9/30/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2023	Value ($) at 12/31/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.27% (a) (b)
—	0 (c)	—	—	—	1	—	—	—
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 5.38% (a)
15,404,397	88,560,131	69,647,592	—	—	332,604	—	34,316,936	34,316,936
15,404,397	88,560,131	69,647,592	—	—	332,605	—	34,316,936	34,316,936

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2023.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2023 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,894,489,815	$—	$—	$1,894,489,815
Short-Term Investments	34,316,936	—	—	34,316,936
Total	$1,928,806,751	$—	$—	$1,928,806,751

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCGF-PH1
R-080548-2 (1/25)